SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - Stardust Power Inc And Subsidiary [Member]	10 Months Ended
Dec. 31, 2023
Tax (benefit) at U.S. statutory rates	21.00%
State tax (benefit), net of federal tax effect	0.74%
SPAC exploration expenses	(2.49%)
SAFE note expenses	(3.76%)
Other	(0.24%)
Change in valuation allowance	(15.25%)
Provision (benefit) for income taxes	0.00%